STOCK-BASED COMPENSATION (Details) - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
STOCK-BASED COMPENSATION
Stock Options, Shares, Outstanding at Beginning	109,520	163,120
Stock Options, Shares, Granted	0	0
Stock Options, Shares, Forfeited	0	0
Stock Option, Shares, Exercised	0	0
Stock Option, Shares, Expired	0	53,600
Stock Options, Shares, Outstanding at Ending	109,520	109,520
Stock Options, Weighted Average Exercise Price Per share, Outstanding at Beginning	$ 10.02	$ 15.20
Stock Options, Weighted Average Exercise Price Per share, Granted	0	0
Stock Options, Weighted Average Exercise Price Per share, Forfeited	0	0
Stock Options, Weighted Average Exercise Price Per share, Exercised	0	0
Stock Options, Weighted Average Exercise Price Per share, Expired	0	25.75
Stock Options, Weighted Average Exercise Price Per share, Outstanding at Ending	$ 10.02	$ 10.02